Note 1 - Business	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.     Business

Sun BioPharma, Inc. and its wholly-owned subsidiary Sun BioPharma Australia Pty Ltd. (collectively “we,” “us,” “our,” and the “Company”) exist for the primary purpose of advancing the commercial development of a proprietary polyamine analogue for pancreatic cancer and for a second indication in chronic pancreatitis. We have exclusively licensed the worldwide rights to this compound, which has been designated as SBP-101, from the University of Florida Research Foundation, Inc. (“UFRF”).

1.     Business

Sun BioPharma, Inc., formerly known as Cimarron Medical, Inc., (“Cimarron”)
and its wholly-owned subsidiaries, Sun BioPharma Research, Inc. (“SBR”) and Sun BioPharma Australia Pty Ltd. (“SBA” and collectively with Cimarron and SBR, “we,” “us,” “our,” and the “Company”) exist for the primary purpose of advancing the commercial development of a proprietary polyamine analogue for pancreatic cancer and for a second indication in chronic pancreatitis. We have exclusively licensed the worldwide rights to this compound, which has been designated as SBP-101, from the University of Florida Research Foundation, Inc. (“UFRF”). SBR was incorporated under the laws of the State of Delaware on September 21, 2011. Sun BioPharma Australia Pty Ltd was established on May 24, 2013, and incorporated under the laws of Australian Securities and Investments Commission.

SBR entered into an Agreement and Plan of Merger with Cimarron and SB Acquisition Corporation, a wholly owned subsidiary of Cimarron, on June 12, 2015. The merger of SB Acquisition Corporation with and into SBR on September 4, 2015 (the “Merger”) resulted in all of the issued and outstanding common stock of SBR being converted into the right to receive an aggregate of 28,442,484 shares of Cimarron’s common stock, representing four shares of Cimarron common stock for every one share of SBR common stock cancelled in the Merger. As a result of this transaction, former SBR shareholders owned approximately 98.8% of the outstanding capital stock of Cimarron.
Concurrent with the completion of the Merger, Cimarron’s name was changed to “Sun BioPharma, Inc.”

Under accounting principles generally accepted in the United States (“GAAP”), SBR was deemed to be the acquirer for accounting purposes because its legacy shareholders owned a substantial majority of the issued and outstanding shares of Cimarron’s common stock after the Merger. Further, as Cimarron’s business operations and net assets, at the time of the Merger, were nominal relative to SBR’s business operations and net assets, we have accounted for the Merger as a capital transaction and the activity presented in these financial statements represents the current and historical operations of SBR. All share and per share amounts included in these Notes are presented on an as converted basis, which gives effect to the exchange of four shares of Cimarron common stock for every one share of SBR common stock.

See Note 8 for additional information regarding the Merger.